Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2025
Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income (loss)
19.	Other comprehensive income (loss)

	Conversion translation adjustment on foreign subsidiaries	Other equity instruments	Total
Balances as of January 1, 2024	$(2,628,214)	$(28,197)	$(2,656,411)
Items that will not be recycled to profit and loss:
Other equity instruments

Items that can be recycled to profit and loss:
Conversion translation adjustment on foreign subsidiaries	(928,159)		(928,159)
Balances as of December 31, 2024	$(3,556,373)	$(28,197)	$(3,584,570)
Items that will not be recycled to profit and loss:
Other equity instruments

Items that can be recycled to profit and loss:
Conversion translation adjustment on foreign subsidiaries	(1,390,293)		(1,390,293)
Balances as of December 31, 2025	$(4,946,666)	$(28,197)	$(4,974,863)